Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Property, Plant and Equipment [Abstract]
Land, buildings and improvements	$ 114,618	$ 108,287
Capitalized software	271,556	149,681
Computers and office equipment	163,825	195,006
Property and equipment, gross	549,999	452,974
Less: Accumulated depreciation	(248,580)	(207,408)
Property and equipment, net	301,419	245,566
Depreciation expense	$ 68,300	$ 48,800	$ 36,100